united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	4/30/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Conductor Global Equity Value ETF

(CGV) NYSE

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Conductor Global Equity Value ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://conductoretfs.com/resources/. You can also request this information by contacting us at 1-615-200-0057.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conductor Global Equity Value ETF	$62	1.25%

How did the Fund perform during the reporting period?

For the six-month period between 10/31/24 and 4/30/25, the Conductor Global Equity Value Fund outperformed its performance benchmark, the MSCI All Country World SMID Value Index ("ACWI SMID"), by 1.52% (-0.25% vs. -1.77%). Several factors contributed to the portfolio’s outperformance:

   • The portfolio is highly exposed to value-oriented equities. Generally, global/international value equities outperformed during this timeframe. (MSCI All Country World Value Index +1.18% vs. 0.88% for the MSCI All Country World Index).

   • The portfolio’s Industrials and Materials names exhibited strong stock selection attribution. Industrials and Materials respectively represented the 2nd and 3rd highest sector allocations in the portfolio. Portfolio allocations to these sectors were higher than benchmark allocations.

   • The portfolio was significantly underweight US stocks during this period and overweight ex-US equities relative to benchmarks. International stocks outperformed US stocks. (MSCI All Country World Ex-US Index +5.95% vs. S&P500 -1.75% from 10/31/24 to 4/30/25).

   • Historically, the portfolio has exhibited lower volatility numbers relative to the ACWI SMID, particularly during times of extreme market volatility. Market volatility was high in April due to tariff and trade concerns and broader macroeconomic worries. As observed during past volatility episodes, the portfolio outperformed during this period (April 2025: CGV +2.88% vs. -0.09% for the ACWI SMID).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Conductor Global Equity Value ETF - NAV
MSCI All Country World SMID Value Index
MSCI ACWI Net
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,879
$17,015
$15,779
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Conductor Global Equity Value ETF - NAV	MSCI All Country World SMID Value Index	MSCI ACWI Net
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,866	$9,525	$9,434
Apr-2017	$11,613	$11,132	$10,861
Apr-2018	$14,281	$12,471	$12,400
Apr-2019	$13,201	$12,192	$13,028
Apr-2020	$10,512	$9,584	$12,382
Apr-2021	$14,636	$15,264	$18,046
Apr-2022	$14,948	$14,636	$17,064
Apr-2023	$15,142	$14,214	$17,416
Apr-2024	$15,130	$15,962	$20,457
Apr-2025	$15,779	$17,015	$22,879

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Conductor Global Equity Value ETF	-0.25%	4.29%	8.46%	4.67%
MSCI All Country World SMID Value Index	-1.77%	6.60%	12.16%	5.46%
MSCI ACWI Net	0.88%	11.84%	13.07%	8.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 19.1%
Industrials 18.4%
Materials 16.6%
Consumer Staples 10.3%
Technology 8.8%
Communications 7.6%
Health Care 7.5%
Utilities 3.3%
Financials 2.8%
Energy 2.6%
Money Market Funds 2.6%
Real Estate 0.9%
Liabilities in Excess of Other Assets -0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Real Estate	0.9%
Money Market Funds	2.6%
Energy	2.6%
Financials	2.8%
Utilities	3.3%
Health Care	7.5%
Communications	7.6%
Technology	8.8%
Consumer Staples	10.3%
Materials	16.6%
Industrials	18.4%
Consumer Discretionary	19.1%

Fund Statistics

Net Assets	$107,369,072
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$457,011
Portfolio Turnover	72%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.6%
Common Stocks	97.4%

Country Weighting (% of net assets)

Japan 28.8%
Cayman Islands 8.5%
Canada 7.2%
China 6.5%
United States 6.4%
Korea (Republic Of) 5.5%
United Kingdom 5.3%
Sweden 3.9%
Mexico 3.5%
Brazil 2.9%
Switzerland 2.8%
Australia 2.5%
Bermuda 2.3%
Finland 2.0%
Luxembourg 1.8%
Germany 1.7%
Indonesia 1.4%
Israel 1.4%
South Africa 1.3%
United Arab Emirates 1.0%
Marshall Islands 1.0%
South Korea 1.0%
France 1.0%
Hong Kong 0.8%

Value	Value
Hong Kong	0.8%
France	1.0%
South Korea	1.0%
Marshall Islands	1.0%
United Arab Emirates	1.0%
South Africa	1.3%
Israel	1.4%
Indonesia	1.4%
Germany	1.7%
Luxembourg	1.8%
Finland	2.0%
Bermuda	2.3%
Australia	2.5%
Switzerland	2.8%
Brazil	2.9%
Mexico	3.5%
Sweden	3.9%
United Kingdom	5.3%
Korea (Republic Of)	5.5%
United States	6.4%
China	6.5%
Canada	7.2%
Cayman Islands	8.5%
Japan	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kandenko Company Ltd.	3.2%
Sankyo Company Ltd.	2.6%
Fidelity Investments Money Market Government Portfolio, Institutional Class	2.6%
Torex Gold Resources, Inc.	2.2%
JBS S/A	1.9%
Dormakaba Holding A.G.	1.9%
Dundee Precious Metals, Inc.	1.7%
DWS Group GmbH & Company KGaA	1.7%
Coway Company Ltd.	1.6%
WH Group Ltd.	1.6%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conductoretfs.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Conductor Global Equity Value ETF

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-CGV

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements & Additional Information

April 30, 2025

Conductor Global Equity Value ETF

CGV

www.conductoretfs.com
1-615-200-0057

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9%
	ADVERTISING & MARKETING - 1.3%
160,900	CyberAgent, Inc.	$1,377,886

	APPAREL & TEXTILE PRODUCTS - 1.8%
83,188	Burberry Group PLC	810,221
33,100	Youngone Corporation	1,102,365
		1,912,586
	ASSET MANAGEMENT - 1.7%
34,623	DWS Group GmbH & Company KGaA	1,824,180

	AUTOMOTIVE - 7.0%
3,553,000	BAIC Motor Corporation Ltd., H Shares	873,394
52,200	Exedy Corporation	1,568,167
77,200	FCC Company Ltd.	1,584,677
2,052,000	Nexteer Automotive Group Ltd.	1,375,514
57,200	Stanley Electric Company Ltd.	1,072,316
73,600	Tokai Rika Company Ltd.	1,096,629
		7,570,697
	BEVERAGES - 0.9%
914,900	Budweiser Brewing Company APAC Ltd.	966,701

	BIOTECH & PHARMA - 4.2%
837,000	Beijing Tong Ren Tang Chinese Medicine Company Ltd.	908,573
1,053,000	China Medical System Holdings Ltd.	1,123,900
1,161,240	Genomma Lab Internacional S.A.B. de C.V., Class B	1,357,240
40,400	Kaken Pharmaceutical Company Ltd.	1,150,743
		4,540,456
	CHEMICALS - 2.3%
219,600	ICL Group Ltd.	1,467,113
2,107	Schweiter Technologies A.G.	971,056
		2,438,169
	COMMERCIAL SUPPORT SERVICES - 2.2%
23,600	S-1 CORPORATION	1,050,564
171,000	Sohgo Security Services Company Ltd.	1,352,094
		2,402,658

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	CONSTRUCTION MATERIALS - 2.4%
420,380	Anhui Conch Cement Company Ltd., H Shares	$1,184,225
233,179	Breedon Group PLC	1,341,652
		2,525,877
	CONTAINERS & PACKAGING - 1.4%
106,933	Transcontinental, Inc., Class A	1,458,428

	ELECTRIC UTILITIES - 1.0%
162,200	CPFL Energia S.A.	1,088,117

	ELECTRICAL EQUIPMENT - 3.1%
122,900	Anritsu Corporation	1,229,076
2,454	Dormakaba Holding A.G.	2,070,241
		3,299,317
	ENGINEERING & CONSTRUCTION - 6.8%
121,884	Bravida Holding A.B.	1,161,509
174,300	Kandenko Company Ltd.	3,456,527
74,600	MIRAIT ONE Corporation	1,173,654
65,808	Skanska A.B., B Shares	1,529,287
		7,320,977
	ENTERTAINMENT CONTENT - 2.0%
58,380	Mixi, Inc.	1,297,730
706,000	NetDragon Websoft Holdings Ltd.	900,979
		2,198,709
	FOOD - 3.5%
268,530	JBS S/A	2,074,934
1,867,500	WH Group Ltd.	1,669,917
		3,744,851
	GAS & WATER UTILITIES - 2.3%
582,964	Centrica PLC	1,248,255
62,522	Suburban Propane Partners, L.P.	1,248,564
		2,496,819
	HEALTH CARE FACILITIES & SERVICES - 1.0%
16,100	CVS Health Corporation	1,074,031

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	HOME & OFFICE PRODUCTS - 3.8%
28,620	Coway Company Ltd.	$1,759,967
4,619,000	JS Global Lifestyle Company Ltd.(a)	1,071,412
60,400	Kokuyo Company Ltd.	1,238,258
		4,069,637
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
559,600	Bolsa Mexicana de Valores SAB de C.V.	1,179,121

	LEISURE FACILITIES & SERVICES - 2.6%
185,300	Sankyo Company Ltd.	2,821,553

	LEISURE PRODUCTS - 0.7%
50,600	Mattel, Inc.(a)	804,034

	MACHINERY - 2.3%
30,952	Doosan Bobcat, Inc.	1,062,830
5,758,000	Lonking Holdings Ltd.	1,449,866
		2,512,696
	MEDICAL EQUIPMENT & DEVICES - 2.3%
1,288,000	Kangji Medical Holdings Ltd. (b)	1,242,887
1,599,000	Shandong Weigao Group Medical Polymer Company Ltd., H Shares	1,176,953
		2,419,840
	METALS & MINING - 6.7%
11,250,000	Aneka Tambang Tbk	1,470,436
140,946	Dundee Precious Metals, Inc.	1,847,678
710,350	Perseus Mining Ltd.	1,522,487
73,475	Torex Gold Resources, Inc.(a)	2,379,997
		7,220,598
	OIL & GAS PRODUCERS - 2.6%
5,250,242	Dana Gas PJSC(a)	1,065,010
684,788	Ithaca Energy PLC	1,215,707
46,840	Paramount Resources Ltd. (b)	531,798
		2,812,515
	PUBLISHING & BROADCASTING - 3.0%
1,086,700	ITV PLC	1,171,340

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	PUBLISHING & BROADCASTING - 3.0% (Continued)
71,100	Metropole Television S.A. (b)	$1,118,109
58,575	TEGNA, Inc.	950,672
		3,240,121
	REAL ESTATE SERVICES - 0.9%
345,300	Onewo, Inc.	952,855

	RETAIL - CONSUMER STAPLES - 4.8%
39,698	Empire Company Ltd., Class A	1,474,531
83,700	Life Corporation	1,212,931
76,100	Tokmanni Group Corporation	1,201,686
70,600	Welcia Holdings Company Ltd.	1,245,281
		5,134,429
	RETAIL - DISCRETIONARY - 3.1%
21,484	F&F Company Ltd.	1,065,420
20,900	Shimamura Company Ltd.	1,391,249
2,245,000	Topsports International Holdings Ltd.	892,509
		3,349,178
	SOFTWARE - 1.2%
51,700	Justsystems Corporation	1,237,845

	STEEL - 3.9%
34,312	APERAM S.A.	999,216
76,200	BlueScope Steel Ltd.	1,167,159
44,600	Maruichi Steel Tube Ltd.	1,054,069
57,700	Tenaris S.A.	962,940
		4,183,384
	TECHNOLOGY HARDWARE - 5.4%
129,400	Casio Computer Company Ltd.	1,012,408
67,600	Mabuchi Motor Company Ltd.	987,995
148,200	Sunny Optical Technology Group Company Ltd.	1,246,982
175,625	Telefonaktiebolaget LM Ericsson, Class B	1,483,697
165,100	VTech Holdings Ltd.	1,109,160
		5,840,242

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	TECHNOLOGY SERVICES - 2.2%
28,224	Genpact Ltd.	$1,418,538
52,900	TietoEVRY OYJ	948,489
		2,367,027
	TELECOMMUNICATIONS - 1.3%
183,472	Vodacom Group Ltd.	1,357,469

	TRANSPORTATION & LOGISTICS - 4.0%
100,500	DHT Holdings, Inc.	1,074,345
74,200	HMM Company Ltd.	953,805
104,778	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,172,428
100,600	SG Holdings Company Ltd.	1,059,728
		4,260,306
	WHOLESALE - CONSUMER STAPLES - 1.1%
33,100	Kato Sangyo Company Ltd.	1,158,495

	TOTAL COMMON STOCKS (Cost $89,916,491)	105,161,804

	SHORT-TERM INVESTMENTS — 2.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.6%
2,778,980	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.26% (Cost - $2,778,980)(c)	2,778,980

	TOTAL INVESTMENTS – 100.5% (Cost $92,695,471)	$107,940,784
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%	(571,712)
	NET ASSETS - 100.0%	$107,369,072

LP	- Limited Partnership

Ltd.	- Limited Company

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $2,616,995 at April 30, 2025.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Statement of Assets and Liabilities (Unaudited)
April 30, 2025

ASSETS
Securities, at cost	$92,695,471
Securities, at fair value	$107,940,784
Cash	1,310,043
Foreign currency (cost: $126,973)	133,138
Receivable for securities sold	85,802
Dividends and interest receivable	1,107,114
Prepaid expenses and other assets	407
TOTAL ASSETS	110,577,288

LIABILITIES
Collateral on securities loaned (see note 9)	2,778,980
Payable for investments purchased	308,322
Investment advisory fees payable	80,286
Payable to related parties	12,048
Accrued expenses and other liabilities	28,580
TOTAL LIABILITIES	3,208,216
NET ASSETS	$107,369,072

NET ASSETS CONSIST OF:
Paid in capital	$106,767,748
Accumulated earnings	601,324
NET ASSETS	$107,369,072

Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,356,170
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.85

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2025

INVESTMENT INCOME
Dividend Income (Foreign Taxes Withheld: $201,729)	$2,394,401
Interest Income	59,805
Securities Lending Income (net of fees)	1,165
TOTAL INVESTMENT INCOME	2,455,371

EXPENSES
Investment advisory fees	656,951
Administrative services fees	54,014
Custodian fees	36,582
Accounting services fees	30,863
Legal fees	20,843
Compliance officer fees	15,831
Audit fees	11,893
Printing and postage expenses	10,819
Transfer agent fees	9,711
Trustees fees and expenses	2,816
Insurance expense	779
Other expenses	5,628
TOTAL EXPENSES	856,730

Less: Fees waived by the Advisor	(199,940)

NET EXPENSES	656,790

NET INVESTMENT INCOME	1,798,581

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(3,904,622)
In-kind redemptions	632,541
Foreign currency transactions	(76,689)
Realized loss from investments and foreign currency transactions	(3,348,770)

Net change in unrealized appreciation of:
Investments	1,209,389
Foreign currency translations	59,690
Net change in unrealized appreciation on investments and foreign currency translations	1,269,079

NET REALIZED AND UNREALIZED LOSS	(2,079,691)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(281,110)

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	April 30, 2025	October 31,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$1,798,581	$2,689,267
Net realized loss from investments and foreign currency transactions	(3,348,770)	(327,460)
Net change in unrealized appreciation of investments and foreign currency translations	1,269,079	9,623,321
Net increase/(decrease) in net assets resulting from operations	(281,110)	11,985,128

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(1,696,303)	(6,711,469)
Net decrease in net assets resulting from distributions to shareholders	(1,696,303)	(6,711,469)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,908,584	22,428,832
Payments for shares redeemed	(4,225,479)	(21,317,096)
Transaction Fees	4,500	33,000
Net increase/(decrease) in net assets from shares of beneficial interest	(2,312,395)	1,144,736

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(4,289,808)	6,418,395

NET ASSETS
Beginning of Year/Period	111,658,880	105,240,485
End of Year/Period	$107,369,072	$111,658,880

SHARE ACTIVITY
Shares Sold	150,000	1,725,000
Shares Redeemed	(325,000)	(1,625,000)
Net increase/(decrease) in shares of beneficial interest outstanding	(175,000)	100,000

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Six Months Ended		Year Ended	Year Ended	Year* Ended		Year Ended	Year Ended
	April 30, 2025		October 31,	October 31,	October 31,		October 31,	October 31,
	(Unaudited)		2024	2023	2022		2021	2020
Net asset value, beginning of year/period	$13.09		$12.48	$12.48	$13.29		$10.38	$12.32

Activity from investment operations:
Net investment income (1)	0.22		0.33	0.62	0.23		0.22	0.23
Net realized and unrealized gain/(loss) on investments	(0.26)		1.11	(0.53)	(0.88)		2.84	(1.99)
Total from investment operations	(0.04)		1.44	0.09	(0.65)		3.06	(1.76)

Less distributions from:
Net investment income	(0.20)		(0.83)	(0.09)	(0.16)		(0.13)	(0.16)
Net return of capital	—		—	—	—		(0.02)	(0.02)
Total distributions	(0.20)		(0.83)	(0.09)	(0.16)		(0.15)	(0.18)

Paid-in-Capital From Redemption Fees	—		—	—	—		0.00 (2)	0.00	(2)
Net asset value, end of year/period	$12.85		$13.09	$12.48	$12.48		$13.29	$10.38
Market price, end of year/period (3)	$12.86		$13.10	$12.51	$12.48		$—	$—
Total return (4)	(0.25	)% (12)	11.67%	0.71%	(4.96)%		29.53%	(14.27)%
Net assets, end of year/period (000’s)	$107,369		$111,659	$105,240	$65,907		$14,317	$13,288

Ratio of gross expenses to average net assets (5)(6)	1.63	% (11)	1.59%	1.57%	2.06	% (7)	1.77%	2.04	% (8)
Ratio of net expenses to average net assets (6)	1.25	% (11)	1.25%	1.25%	1.60	% (7)	1.25%	1.27	% (8)
Ratio of net investment income to average net assets (6)(9)	3.42	% (11)	2.51%	4.73%	1.79%		1.71%	2.08%
Portfolio Turnover Rate (10)	72	% (12)	103%	114%	139%		85%	91%

*	Prior to July 22, 2022, the Fund offered Class A, Class C, Class I and Class Y Shares. On July 22, 2022, Class A, Class C, and Class I shares were exchanged for Class Y Shares, which became the only remaining Class of shares of the Fund. Effective August 1, 2022, the Fund converted from a Mutual Fund to an ETF. The financial highlights in the above table reflect the performance of Class Y shares of the Mutual Fund for the period prior to August 1, 2022, and the performance of the Fund as an ETF for the period after August 1, 2022.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Amount represents less than $0.005.

(3)	Effective August 1, 2022 the Fund converted from an open-end mutual fund to an ETF. Prior to that, market prices are unavailable.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns prior to August 1, 2022 reflect the returns of the Conductor Global Equity Value Fund. Had the Advisor not waived its fees, the returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Includes extraordinary expenses. If these expenes were excluded the ratio of gross expenses to average net assets would be 1.71% and the ratio of net expenses to average net assets would be 1.25%.

(8)	Includes tax expense. If these expenses were excluded, the ratio of gross expenses to average net assets would be 2.02% and the ratio of net expenses to average net assets would be 1.25%.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(10)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(11)	Annualized.

(12)	Not annualized.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2025

1.	ORGANIZATION

The Conductor Global Equity Value ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to provide long-term risk-adjusted total return.

Effective August 1, 2022, the Conductor Global Equity Value Fund (the “Predecessor Fund”), a mutual fund and series of the Trust, was converted into an exchange-traded fund through the reorganization of the Predecessor Fund into the Fund, a newly created corresponding series of the Trust with the same investment objective and investment strategies as the Predecessor Fund. The Fund has adopted the accounting history and performance of the Predecessor Fund. Prior to July 22, 2022, the Predecessor Fund offered Class A, Class C, Class I, and Class Y shares of the Predecessor Fund. Effective as of the close of business on July 22, 2022, Class A, Class C, and Class I shares were exchanged for Class Y shares of the Predecessor Fund. Effective August 1, 2022, the Predecessor Fund converted 4,981,277 shares with a value of $3,961,586 from the Predecessor Fund to the Fund on a one for one basis, pursuant to an Agreement and Plan of Reorganization by which the Fund acquired all of the assets and assumed all of the liabilities of the Predecessor Fund. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares, which were redeemed immediately before the reorganization and distributed at cash value). An allocable portion of the fees and expenses related to the reorganization in the amount of $92,583 were borne by the Fund. The reorganization did not result in a material change to the investment portfolio.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities, including exchange-traded funds, listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Securities in which the Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2025

However, the Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board of Trustees of the Trust (the “Board”) believes to be the fair value of these securities as of 4:00 p.m. ET. The Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board”). The Board has appointed the Fund’s advisor as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or may be passively managed with a strategy of attempting to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2025

transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2025 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Advertising & Marketing	$—	$1,377,886	$—	$1,377,886
Apparel & Textile Products	—	1,912,586	—	1,912,586
Asset Management	—	1,824,180	—	1,824,180
Automotive	—	7,570,697	—	7,570,697
Beverages	—	966,701	—	966,701
Biotech & Pharma	1,357,240	3,183,216	—	4,540,456
Chemicals	—	2,438,169	—	2,438,169
Commercial Support Services	—	2,402,658	—	2,402,658
Construction Materials	—	2,525,877	—	2,525,877
Containers & Packaging	1,458,428	—	—	1,458,428
Electric Utilities	1,088,117	—	—	1,088,117
Electrical Equipment	—	3,299,317	—	3,299,317
Engineering & Construction	—	7,320,977	—	7,320,977
Entertainment Content	—	2,198,709	—	2,198,709
Food	2,074,934	1,669,917	—	3,744,851
Gas & Water Utilities	1,248,564	1,248,255	—	2,496,819
Health Care Facilities & Services	1,074,031	—	—	1,074,031
Home & Office Products	—	4,069,637	—	4,069,637
Institutional Financial Services	1,179,121	—	—	1,179,121
Leisure Facilities & Services	—	2,821,553	—	2,821,553
Leisure Products	804,034	—	—	804,034
Machinery	—	2,512,696	—	2,512,696
Medical Equipment & Devices	—	2,419,840	—	2,419,840
Metals & Mining	4,227,675	2,992,923	—	7,220,598
Oil & Gas Producers	531,798	2,280,717	—	2,812,515
Publishing & Broadcasting	950,672	2,289,449	—	3,240,121
Real Estate Services	—	952,855	—	952,855
Retail - Consumer Staples	1,474,531	3,659,898	—	5,134,429
Retail - Discretionary	—	3,349,178	—	3,349,178
Software	—	1,237,845	—	1,237,845
Steel	—	4,183,384	—	4,183,384
Technology Hardware	—	5,840,242	—	5,840,242
Technology Services	1,418,538	948,489	—	2,367,027
Telecommunications	—	1,357,469	—	1,357,469
Transportation & Logistics	2,246,773	2,013,533	—	4,260,306
Wholesale – Consumer Staples	—	1,158,495	—	1,158,495
Short-Term Investments	2,778,980	—	—	2,778,980
Total Investments	$23,913,436	$84,027,348	$—	$107,940,784

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the period. Certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2025

close and the time the Fund values such foreign securities. The utilization of valuation factors may result in the securities being categorized as Level 2.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2021 to October 31, 2023, or expected to be taken in the Fund’s October 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns for three years.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2025

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include but are not limited to absence of active market risk, active trading risk, cash positions risk, cash transactions risk, credit risk, currency risk, cybersecurity risk, emerging market risk, equity risk, ETF structure risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, hedging transactions risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, large-cap securities risk, management risk, market events risk, market risk, model risk, money market fund risk, portfolio turnover risk, securities lending risk, small-cap and mid-cap securities risk, trading issues risk, underlying funds risk, value investing risk, valuation risk, and volatility risk.

Cash Positions Risk – The Fund may hold a significant position in cash, cash equivalent securities or U.S. Treasury investments, including while the Fund is investing for temporary defensive purposes. When the Fund invests in cash, cash equivalent securities or U.S. Treasury investment increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Emerging Market Risk – Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets which may result in increased price volatility of emerging market investments. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

Equity Risk – Equity securities including common stocks are susceptible to general stock market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change, and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” Trading in Shares on the NYSE (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2025

is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Foreign (Non-U.S.) Investments Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political, financial, social and economic events (including, for example, military confrontations, war and terrorism) or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures.

Geographic and Sector Risk – The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development, or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or sector.

Consumer Discretionary Sector – The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Industrial Sector Risk – The industrials sector includes companies in the commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general.

Materials Sector Risk – Companies in the materials sector may be adversely affected by the level and volatility of commodity prices, exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations) can affect the value of companies involved in business activities in the materials sector. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses.

Exchange Traded Investment Companies Risk – When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by such investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. In addition, an investment in an ETF are subject to the risks relating to the ETF structure, including that shares may trade above or below net asset value; (2) an

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2025

active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset or underlying managed index; and (5) a passively managed ETF may hold troubled securities.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment, and political events affect the securities markets. Markets also tend to move in cycles with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s NAV. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and in-kind transactions, for the six months ended April 30, 2025, amounted to $76,009,361 and $73,820,701 respectively. The cost of purchases and proceeds from the sale of securities for in-kind transactions, for the six months ended April 30, 2025, amounted to $1,310,929 and $3,426,153, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – IronHorse Capital, LLC serves as the Fund’s investment advisor (the “Advisor”). Under the terms of an Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended April 30, 2025, the Fund incurred advisory fees in the amount of $656,951.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2025

as litigation expenses) so that the total annual operating expenses do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect at least until March 1, 2026. For the six months ended April 30, 2025, the Advisor waived fees in the amount of $199,940 for the Fund. These fee waivers are not recoupable by the Advisor.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. Beginning August 1, 2022, no distribution or service fees were paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and, prior to August 1, 2022, transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2025, were as follows:

Cost for Federal Tax purposes	$92,859,724

Unrealized Appreciation	$17,762,215
Unrealized Depreciation	(2,681,155)
Tax Net Unrealized Appreciation	$15,081,060

7.	TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended October 31, 2024 and October 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2024	October 31, 2023
Ordinary Income	$6,711,469	$716,501

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2025

As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$852,284	$—	$—	$(12,119,919)	$—	$13,846,372	$2,578,737

The difference between book basis and tax basis accumulated earnings is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies. The table above includes unrealized foreign currency losses of $(25,299).

At October 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$12,119,919	$—	$12,119,919	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, and the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2024 as follows:

Paid In	Distributable
Capital	Earnings
$2,523,176	$(2,523,176)

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended October 31, 2024 were as follows:

Foreign Taxes Paid	Foreign Source Income
0.04	0.25

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,”

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2025

and together with the Fixed Fee, the “Transaction Fees”). For the six months ended April 30, 2025, the Fund received $4,500 in fixed fees. For the six months ended April 30, 2025, the Fund received $0 in variable fees. Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases
$1,500*	2.00%**

*	Prior to June 16, 2023, the Fixed Fee for in-kind and cash purchases and redemptions of Creation Units of the Fund was $800.

**	As a percentage of the amount invested.

9.	SECURITIES LENDING

The Fund has entered into a securities lending arrangement with Brown Brothers Harriman (“BBH”). Under an agreement with BBH, the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BBH to the borrowers is remitted to BBH as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At April 30, 2025, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Investments Money Market Government Securities Portfolio, Institutional Class as shown in the Schedule of Investments. The Fund receives compensation relating to the lending of the Fund’s securities.

The market values of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, BBH, were as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$2,616,995	$2,778,980	0.05%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2025

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial
	Statements of Assets	Instruments	Cash Collateral		Net Amount of
	and Liabilities	Pledged	Pledged		Assets
Description of Liability Securities lending collateral	$2,778,980	$—	$2,778,980	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table sets forth the remaining contractual maturity of the collateral held as of April 30, 2025:

	Remaining Contractual Maturity of the Collateral Held as of April 30, 2025
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Fidelity Investments Money Market Government Securities	$2,778,980	$—	$—	$—	$2,778,980
Total securities lending	$2,778,980	$—	$—	$—	$2,778,980

The fair value of the securities loaned for the Fund totaled $2,616,995 at April 30, 2025. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Securities lending collateral” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $2,778,980 for the Fund at April 30, 2025. This amount is offset by a liability recorded as “Collateral on Securities Loaned.”

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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ADDITIONAL INFORMATION (Unaudited)
April 30, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Investment Advisor
IronHorse Capital LLC
3102 West End Avenue, Suite 400
Nashville, TN 37203

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino
/s/ James Colantino
Principal Executive Officer,
Date: 7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino
/s/ James Colantino
Principal Executive Officer
Date: 7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga
/s/ Laura Szalyga
Principal Financial Officer
Date: 7/7/2025